Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Deferral rate		5.00%
Term to opt out of automatic enrollment (in days)		30 days
Deferral rate, minimum		1.00%
Deferral rate, maximum		65.00%
Minimum elective pre-tax deferral rate		10.00%
Automatic increase feature		1.00%
Matching percentage		100.00%
Percentage of compensation matched		5.00%
Maximum percentage of investment election in common stock		25.00%
Employer matched contributions		$ 24,682,238
Fixed annual contribution rate		4.00%
Fixed annual contribution		$ 11,867,704
Service period (in years)		1 year
Maximum limit of future exchanges or rollovers		25.00%
Maximum term for dividend distributions to participants (in days)		90 days
Maximum borrowing amount		$ 50,000
Maximum borrowing percentage		50.00%
Minimum borrowing amount		$ 1,000
Loan repayment term, general purpose (in years)		5 years
Loan repayment term, residential (in years)		15 years
Basis spread on interest rate		2.00%
EBP, Employer Match Contribution
EBP, Description of Plan [Line Items]
Vesting period (in years)		1 year
EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting period (in years)		3 years
Subsequent Event
EBP, Description of Plan [Line Items]
Deferral rate	6.00%
Percentage of compensation matched	6.00%